Recently issued accounting standards (Details) - CHF (SFr) SFr in Millions	Jan. 01, 2017	Jan. 01, 2016
Accounting Standards Update 2016-01 [Member]
Accounting change
Cumulative effect of accounting changes, reclassification from retained earnings to AOCI, net of tax		SFr 475
Accounting Standards Update 2016-09 [Member]
Accounting change
Cumulative effect of accounting changes, reclassification from retained earnings to AOCI, net of tax	SFr 85
Accounting Standards Update 2016-16 [Member]
Accounting change
Cumulative effect of accounting changes, reclassification from retained earnings to AOCI, net of tax	SFr 81